LEASE (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
LEASE
Finance Lease Obligation, Beginning	$ 2,698,677	$ 3,000,031
Cash Outflows	(134,319)	(535,147)
Finance Costs	54,453	233,793
Other Comprehensive Income Due To Foreign Currency Adjustment	2,618,811	2,698,677
Lease Liability - Current	345,408	336,229
Lease Liability - Non-current	2,273,403	2,362,448
Total Finance Lease	$ 2,618,811	$ 2,698,677